Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Leases
Lease Costs, Assets and Liabilities
The Company has operating leases primarily for manufacturing facilities, warehouses, offices and certain equipment. These leases have remaining lease terms of one to 14 years, some of which include one or more options to renew, with renewal terms that can extend the leases to one or 20 years or more. The components of lease cost follow:

(in millions)	2020	2019
Operating lease cost	$26.8	$24.9
Variable lease cost	2.7	3.7
Short-term lease cost	3.9	2.7
Total lease cost	$33.4	$31.3
A summary of lease assets and liabilities follows:

(in millions)	December 31, 2020	December 31, 2019
Assets:
Operating lease right-of-use assets(1)	$68.3	$74.9
Liabilities:
Operating lease liabilities - current(2)	21.5	20.9
Operating lease liabilities - long-term(3)	53.1	59.7
Total lease liabilities	$74.6	$80.6
(1)Included in other long-term assets.
(2)Included in accrued and other current liabilities.
(3)Included in other long-term liabilities.
Maturity of lease liabilities as of December 31, 2020, follow:

(in millions)	2021	2022	2023	2024	2025	Thereafter	Total
Lease payments	$23.4	$17.5	$11.7	$7.9	$4.7	$18.9	$84.1
Less: imputed interest							(9.5)
Total lease liabilities							$74.6
Lease Term and Discount Rate

	December 31, 2020	December 31, 2019
Operating leases:
Weighted-average remaining lease term (in years)	5.9	6.3
Weighted-average discount rate	3.3%	3.4%
Supplemental Cash Flow Information
Cash paid for amounts included in the measurement of operating lease liabilities totaled $24.0 million and $22.4 million for the years ended December 31, 2020 and 2019, respectively. Operating lease right-of-use assets obtained in exchange for new operating lease liabilities totaled $17.2 million for the year ended December 31, 2020. Operating lease right-of-use assets obtained in exchange for new operating lease liabilities totaled $95.5 million for the year ended December 31, 2019, of which $64.6 million related to the adoption of ASC 842.
Litigation
Over the years, the Company has been named as a defendant, along with numerous other defendants, in lawsuits in various courts in which plaintiffs have alleged injury due to exposure to asbestos-containing friction products produced and sold predominantly by the Company’s discontinued Motion Control business between the late-1940s and the mid-1980s. The Company has been subject to liabilities for indemnity and defense costs associated with these lawsuits.
The Company has recorded a liability for estimated indemnity costs associated with pending and future asbestos claims. As of December 31, 2020, the Company believes that its accrual for these costs is not material to the Company's financial position, results of operations, or operating cash flows.
The Company recognizes expenses for defense costs associated with asbestos claims during the periods in which they are incurred. Refer to Note 1 for the Company’s accounting policy related to litigation defense costs.
The Company currently maintains insurance coverage with respect to asbestos-related claims and associated defense costs. The Company records the insurance coverage as a long-term receivable in an amount it reasonably estimates is probable of recovery for pending and future asbestos-related indemnity claims. Since the Company’s insurance policies contain various coverage exclusions, limits of coverage and self-insured retentions and may be subject to insurance coverage disputes, the Company may recognize expenses for indemnity and defense costs in particular periods if and when it becomes probable that such costs will not be covered by insurance.
The Company is also involved in various other legal actions and proceedings arising in the ordinary course of business. In the opinion of management, the ultimate outcomes of such actions and proceedings, either individually or in the aggregate, are not expected to have a material adverse effect on the Company’s financial position, results of operations, or operating cash flows.